Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remeasurement:
Actuarial loss arising from experience adjustments	$ 1,413.8	$ 94.3	$ 494.1
Actuarial loss arising from changes in demographic assumptions		277.4
Actuarial loss (gain) arising from changes in financial assumptions	(160.8)	(540.5)	3,161.9
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	16,585.5	16,980.3	13,484.1
Current service cost	134.3	145.3	123.3
Interest expense	120.8	66.7	118.8
Remeasurement:
Actuarial loss arising from experience adjustments	1,413.8	94.3	494.1
Actuarial loss arising from changes in demographic assumptions		277.4
Actuarial loss (gain) arising from changes in financial assumptions	(160.8)	(540.5)	3,161.9
Benefits paid from plan assets	(585.3)	(431.8)	(399.0)
Benefits paid directly by the Company	(24.3)	(6.2)	(2.9)
Balance, end of year	$ 17,484.0	$ 16,585.5	$ 16,980.3